OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06591
Invesco Quality Municipal Income Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)      (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2011

MS-CE-QMINC-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—159.11%
Alabama—0.34%
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$1,000	$1,046,000

Alaska—0.66%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.50%	10/01/41	1,905	2,016,881

Arizona—6.10%
Arizona (State of) Transportation Board;
Series 2002 A, Ref. Highway RB (b)(c)	5.25%	07/01/12	2,000	2,098,660
Series 2011 A, Ref. Sub. Highway RB	5.00%	07/01/36	1,605	1,698,267
Maricopa County Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)(d)	6.00%	05/01/14	650	711,132
Phoenix Civic Improvement Corp.;
Series 2002, Jr. Lien Water System RB (b)(c)	5.00%	07/01/12	3,800	3,903,246
Series 2002 B, Sr. Lien Airport RB (INS-NATL) (a)(e)	5.25%	07/01/32	3,000	3,006,120
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,175	1,156,047
Salt River Project Agricultural Improvement & Power District; Series 2002 B, Electric System RB (f)	5.00%	01/01/31	6,000	6,192,000

				18,765,472

California—27.30%
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(g)	0.00%	08/01/35	1,575	372,503
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(g)	0.00%	08/01/36	2,545	539,896
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	600	597,144
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,007,920
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	4,000	3,740,320
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	5,000	4,990,050
California (State of); Series 2003, Unlimited Tax GO Bonds	5.25%	02/01/19	5,000	5,314,550
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	3,000	3,075,510
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (b)(c)(f)	5.00%	01/01/28	5,000	6,228,550
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/40	4,685	741,401
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/41	4,535	650,138
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,235	2,383,963
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-AMBAC) (a)	5.00%	06/01/29	4,500	4,482,315
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	4,100	2,607,928
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB	5.00%	05/15/35	3,350	3,530,531
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/24	4,000	4,344,960
Moreland School District (Crossover 2014); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(g)	0.00%	08/01/29	1,745	601,362
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/28	1,270	477,520
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Oakland (Port of);
Series 2002 L, RB (b)(c)(e)	5.00%	11/01/12	$110	$114,595
Series 2002 L, RB (b)(c)(e)	5.00%	11/01/12	445	463,588
Series 2002 L, RB (INS-NATL) (a)(e)	5.00%	11/01/21	890	899,381
Series 2002 L, RB (INS-NATL) (a)(e)	5.00%	11/01/32	3,555	3,423,145
Regents of the University of California;
Series 2007 J, General RB (INS-AGM) (a)(f)	4.50%	05/15/31	2,760	2,733,476
Series 2007 J, General RB (INS-AGM) (a)(f)	4.50%	05/15/35	2,240	2,150,534
Series 2009 O, General RB	5.25%	05/15/39	500	532,485
San Diego (County of) (Burnham Institute for Medical Research); Series 2006, COP	5.00%	09/01/34	1,000	861,130
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	875	888,081
San Diego (County of) Water Authority; Series 2002 A, Revenue COP (b)(c)	5.00%	05/01/12	3,720	3,831,711
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/36	1,410	1,494,769
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(f)	5.00%	06/15/28	960	1,005,110
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Second Series 2011 F, Ref. RB (e)	5.00%	05/01/25	470	490,248
Second Series 2011 F, Ref. RB (e)	5.00%	05/01/26	935	967,267
Second Series 2011 G, Ref. RB	5.25%	05/01/27	5,000	5,451,500
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	2,025	2,124,225
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/27	2,500	2,725,750
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	2,092,350
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)(d)	3.50%	05/31/13	1,000	1,000,870
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (g)	0.00%	04/01/14	1,350	1,273,725
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/32	10,100	2,716,698

				83,927,199

Colorado—3.43%
Boulder (County of) (University Corp. for Atmospheric Research);
Series 2002, Development RB (INS-NATL) (a)	5.38%	09/01/18	1,750	1,805,335
Series 2002, Development RB (INS-NATL) (a)	5.38%	09/01/21	1,750	1,800,330
Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. Improvement RB (INS-SGI) (a)	5.25%	08/15/34	2,000	1,959,560
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	2,000	2,003,040
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,500	1,526,115
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/30	1,590	1,465,312

				10,559,692

Connecticut—0.88%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare Issue); Series 2011 A, RB	5.00%	07/01/41	2,700	2,702,943

Delaware—0.28%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, Development RB	5.00%	09/01/36	1,000	858,060

District of Columbia—1.91%
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	6,000	5,880,000

Florida—8.76%
Broward County School Board; Series 2001 A, COP (INS-AGM) (a)	5.00%	07/01/26	2,000	2,008,240
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	995	1,062,889
Highlands (County of) Health Facilities Authority (Adventist Health);
Series 2006 C, RB (b)(c)(d)	5.25%	11/15/16	75	89,551
Series 2006 C, RB (d)	5.25%	11/15/36	2,925	2,974,023
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	$2,000	$2,210,620
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	1,250	1,345,062
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,500	1,509,825
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	565	591,160
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	1,200	1,433,496
Series 2011, Ref. RB	5.00%	10/01/31	1,560	1,653,818
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB	5.00%	08/15/42	12,000	12,043,440

				26,922,124

Georgia—4.17%
Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/34	2,000	2,042,020
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (b)(d)	2.50%	03/01/13	1,050	1,066,013
Georgia (State of) Road & Tollway Authority;
Series 2003, RB (b)(c)	5.00%	10/01/13	6,000	6,504,960
Series 2003, RB	5.00%	10/01/23	3,000	3,198,150

				12,811,143

Hawaii—4.34%
Hawaii (State of) Department of Budget & Finance (Hawai’i Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	770	783,252
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,925	1,966,022
Honolulu (City & County of);
Series 2003 A, Unlimited Tax GO Bonds (b)(c)	5.25%	03/01/13	8,590	9,118,457
Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	03/01/26	1,410	1,476,340

				13,344,071

Idaho—1.40%
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/23	2,600	2,932,696
Idaho (State of) Housing & Finance Association; Series 2000 E, Single Family Mortgage RB (e)	6.00%	01/01/32	545	552,096
Regents of the University of Idaho; Series 2011, Ref. General RB (b)(d)	5.25%	04/01/21	710	821,051

				4,305,843

Illinois—15.10%
Chicago (City of) (Chicago O’Hare International Airport); Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(e)	5.75%	01/01/23	4,000	4,195,440
Chicago (City of) Board of Education; Series 2011 A, Unlimited Tax GO Bonds	5.00%	12/01/41	2,685	2,690,236
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB (f)	5.25%	12/01/36	5,000	5,207,350
Series 2011, Sales Tax Receipts RB	5.25%	12/01/36	1,380	1,437,229
Chicago (City of); Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(f)(h)	5.00%	01/01/37	7,250	7,234,268
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (b)(d)(e)	3.50%	05/01/13	2,200	2,262,964
Illinois (State of) (Illinois Fund of Infrastructure, Roads, Schools and Transit); First Series 2002, Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	07/01/20	6,000	6,117,840
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	1,325	1,265,282
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	830	945,138
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/39	1,695	1,756,884
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	1,650	1,723,309
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	645	710,558
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	$2,360	$2,405,359
Series 2010 A, Ref. RB	6.00%	08/15/38	1,235	1,253,636
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	1,440	1,510,373
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	1,375	1,415,068
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	2,000	2,136,520
Schaumburg (Village of); Series 2004 B, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	12/01/34	2,000	2,155,140

				46,422,594

Indiana—6.27%
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,735	1,743,623
Indiana (State of) Finance Authority (CWA Authority, Inc.); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	1,405	1,486,209
Indiana Bond Bank,
Series 2001 A, RB (b)(c)	5.00%	02/01/13	7,495	7,970,933
Series 2001 A, RB	5.00%	02/01/23	2,505	2,629,774
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/27	3,000	3,090,360
Marion (County of) Convention & Recreational Facilities Authority; Series 2003 A, Sr. Ref. Excise Taxes Lease Rental RB (INS-AMBAC) (a)	5.00%	06/01/21	1,400	1,457,806
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (b)(d)	6.25%	06/02/14	820	907,256

				19,285,961

Iowa—1.36%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (f)(h)	5.00%	06/01/25	2,120	2,404,949
Series 2009 A, Special Obligation RB (f)(h)	5.00%	06/01/26	1,590	1,785,761

				4,190,710

Kansas—0.26%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	730	797,496

Kentucky—0.61%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.50%	03/01/45	1,000	1,055,730
Series 2010 A, Hospital RB	6.38%	06/01/40	775	812,789

				1,868,519

Louisiana—0.83%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	1,150	1,217,827
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,365	1,344,935

				2,562,762

Maryland—0.69%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	1,105	1,039,540
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,084,244

				2,123,784

Massachusetts—2.12%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,128,389
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	575	612,076
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)
Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	$1,100	$1,118,007
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Sales Tax RB	5.00%	10/15/35	2,490	2,663,055

				6,521,527

Michigan—2.18%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	1,600	1,683,952
Wayne (Charter County of) (Detroit Metropolitan Wayne County Airport); Series 2002 D, Ref. Airport RB (INS-NATL) (a)(e)	5.50%	12/01/17	3,000	3,061,800
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/25	1,855	1,964,352

				6,710,104

Minnesota—0.66%
Western Minnesota Municipal Power Agency (Transmission); Series 2003 A, RB (INS-NATL) (a)	5.00%	01/01/30	2,000	2,020,240

Missouri—0.67%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	925	1,003,005
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,125	1,056,893

				2,059,898

Montana—0.54%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,600	1,665,824

Nebraska—0.78%
Omaha (City of) Public Power District; Series 2011 B, RB	5.00%	02/01/36	2,250	2,402,460

Nevada—4.44%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	1,000	1,021,860
Clark (County of);
Series 2003 C, Jet Aviation Fuel Tax Airport RB (INS-AMBAC) (a)(e)	5.38%	07/01/19	1,000	1,032,890
Series 2003 C, Jet Aviation Fuel Tax Airport RB (INS-AMBAC) (a)(e)	5.38%	07/01/20	1,100	1,132,032
Series 2003 C, Jet Aviation Fuel Tax Airport RB (INS-AMBAC) (a)(e)	5.38%	07/01/22	2,000	2,046,880
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(e)	5.50%	07/01/20	2,000	2,089,440
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Allocation RB	6.25%	06/15/16	640	715,866
Las Vegas (City of) Valley Water District; Series 2003 A, Ref. Water Improvement Limited Tax GO Bonds (b)(c)	5.25%	12/01/12	5,345	5,611,662

				13,650,630

New Hampshire—0.22%
New Hampshire (State of) Business Finance Authority (The United Illuminating Co.); Series 1997 A, Ref. PCR (b)(d)(e)	7.13%	02/01/12	655	661,458

New Jersey—7.61%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010, RB	5.75%	06/01/31	935	961,563
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	2,000	2,307,660
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2000 CC, Home Buyer RB (INS-NATL) (a)(e)	5.88%	10/01/31	70	70,053
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/20	5,000	5,883,300
New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-NATL) (a)	5.00%	01/01/27	1,500	1,555,320
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (a)	5.00%	12/01/20	10,000	10,563,400
University of Medicine & Dentistry of New Jersey; Series 2004, COP (INS-NATL) (a)	5.25%	06/15/23	2,000	2,062,640

				23,403,936

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico—0.41%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	$1,250	$1,273,400

New York—14.01%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	820	854,079
Series 2009, PILOT RB	6.38%	07/15/43	340	352,784
Metropolitan Transportation Authority; Series 2002 A, Ref. RB (INS-NATL) (a)	5.00%	11/15/25	10,000	10,304,300
New York (City of) Municipal Water Finance Authority;
Series 2003 A, Water & Sewer System RB	5.38%	06/15/19	3,500	3,591,735
Series 2004 A, Water & Sewer System RB	5.00%	06/15/35	3,000	3,080,880
New York (City of) Transitional Finance Authority;
Subseries 2010 A-1, Future Tax Sec. RB (f)	5.00%	05/01/28	2,040	2,249,304
Subseries 2010 A-1, Future Tax Sec. RB (f)	5.00%	05/01/29	1,635	1,791,976
Subseries 2010 A-1, Future Tax Sec. RB (f)	5.00%	05/01/30	1,635	1,776,395
Subseries 2011 D-1, Future Tax Sec. RB	5.00%	11/01/33	1,725	1,845,353
New York (City of) Trust for Cultural Resources (Museum of Modern Art);
Series 2008 1A, Ref. RB (f)	5.00%	04/01/26	1,935	2,129,545
Series 2008 1A, Ref. RB (f)	5.00%	04/01/27	2,815	3,074,993
New York (City of);
Subseries 2009 A-1, Unlimited Tax GO Bonds (f)	5.25%	08/15/27	2,380	2,638,230
Subseries 2009 A-1, Unlimited Tax GO Bonds (f)	5.25%	08/15/28	2,380	2,623,236
New York (State of) Dormitory Authority (The City of New York Issue); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	1,100	1,270,467
New York (State of) Dormitory Authority; Series 2011 A, State Personal Income Tax RB	5.00%	03/15/30	2,715	2,977,486
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	2,280	2,505,082

				43,065,845

North Carolina—0.61%
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB	5.00%	07/01/36	1,755	1,876,955

North Dakota—0.85%
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,750	2,600,510

Ohio—6.16%
American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(f)	5.25%	02/15/33	5,100	5,342,811
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 A, Ref. RB	6.00%	01/01/32	5,370	5,644,890
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	1,590	1,609,255
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	1,425	1,525,591
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	2,270	2,265,165
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(d)	5.88%	06/01/16	410	459,376
Ohio State University (The); Series 2002 A, General Receipts RB (b)(c)	5.13%	12/01/12	2,000	2,097,280

				18,944,368

Oklahoma—0.41%
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	1,500	1,263,015

Oregon—0.64%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	685	799,032

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon—(continued)
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (i)	6.38%	11/01/33	$1,145	$1,153,977

				1,953,009

Pennsylvania—0.60%
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB (g)	0.00%	12/01/28	1,350	1,162,647
Subseries 2010 B-2, Sub. Conv. CAB RB (g)	0.00%	12/01/34	800	670,488

				1,833,135

Puerto Rico—2.60%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,500	1,565,745
Series 2010 XX, RB	5.25%	07/01/40	1,300	1,304,836
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	1,225	1,263,281
First Subseries 2010 A, RB	5.50	08/01/42	1,400	1,461,152
First Subseries 2010 C, RB	5.25%	08/01/41	2,350	2,399,867

				7,994,881

South Carolina—5.25%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/29	3,000	3,165,240
Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	345	352,759
South Carolina (State of) Public Service Authority;
Series 2002 D, Ref. RB (b)(c)	5.00%	01/01/13	2,060	2,164,545
Series 2002 D, Ref. RB (INS-AGM) (a)	5.00%	01/01/20	2,940	3,063,274
Series 2003 A, Ref. RB (INS-AMBAC) (a)(f)	5.00%	01/01/22	7,000	7,392,140

				16,137,958

Texas—14.37%
Alliance Airport Authority (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	2,000	2,091,440
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	2,500	2,616,000
Austin (City of); Series 2001, Ref. Water & Wastewater System RB (INS-AGM) (a)	5.13%	05/15/27	2,950	2,953,481
Bexar (County of); Series 2009 A, Flood Control Limited Tax COP	5.00%	06/15/35	2,500	2,749,250
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	1,045	1,069,704
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	2,380	2,817,063
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	600	643,716
Houston (City of);
Series 2000 A, Sub. Lien Airport System RB (INS-AGM) (a)(e)	5.63%	07/01/30	1,250	1,250,575
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	5,120	5,552,538
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/27	2,000	2,193,940
Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/33	2,700	2,866,347
Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/36	1,890	1,989,168
Lower Colorado River Authority (LCRA Transmission Services Corporation); Series 2011 A, Ref. Transmission Contract RB	5.00%	05/15/41	2,250	2,291,557
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	700	720,657
Matagorda (County of) Navigation District No. 1 (AEP Texas Central Co.); Series 2008, Ref. PCR (b)(d)	1.13%	06/01/12	1,125	1,126,305
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/28	8,600	3,607,012
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/31	1,650	563,920
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	875	761,854
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	$915	$980,139
University of Houston System Board of Regents; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(f)	5.00%	02/15/33	5,100	5,341,893

				44,186,559

Vermont—0.66%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,500	2,037,625

Virgin Islands—0.37%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,125	1,147,061

Washington—8.26%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/25	925	1,041,217
Energy Northwest (Columbia Generating Station); Series 2002 A, Ref. Electric RB (INS-NATL) (a)	5.75%	07/01/18	5,000	5,148,150
Grant (County of) Public Utility District No. 2;
Series 2001 H, Ref. Electric System RB (b)(c)	5.38%	01/01/12	1,955	1,963,739
Series 2001 H, Ref. Electric System RB (b)(c)	5.38%	01/01/12	3,045	3,056,297
Spokane School District No. 81; Series 2005, Unlimited Tax GO Bonds (INS-NATL) (a)	5.13%	06/01/23	2,500	2,698,375
Washington (State of) Health Care Facilities Authority (Catholic Health); Series 2011 A, RB	5.00%	02/01/41	1,410	1,406,672
Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2006 C, RB (INS-AGM) (a)	5.25%	10/01/33	1,500	1,558,965
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (f)	5.00%	08/01/29	3,725	4,170,920
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (f)	5.00%	08/01/30	3,915	4,341,539

				25,385,874

TOTAL INVESTMENTS(j)—159.11% (Cost $472,911,030)				489,187,526

Floating Rate Note Obligations—(15.43)%
Notes with interest rates ranging from 0.14% to 0.26% at 11/30/11 and contractual maturities of collateral ranging from 01/01/22 to 01/01/37 (See Note 1D)(k)				(47,440,000)

OTHER ASSETS LESS LIABILITIES—1.09%				3,356,732

PREFERRED SHARES—(44.77)%				(137,650,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$307,454,258

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.

BAN	— Bond Anticipation Notes

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

Conv.	— Convertible

COP	— Certificates of Participation

Ctfs.	— Certificates

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

Jr.	— Junior

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

RAB	— Revenue Anticipation Bonds

RB	— Revenue Bonds

Ref.	— Refunding

Sec.	— Secured

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(e)	Security subject to the alternative minimum tax.

(f)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(g)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,335,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2011 represented 0.38% of the Trust’s Net Assets.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	15.5%

Assured Guarantee Municipal Corp.	8.7

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $77,814,980 are held by Dealer Trusts and serve as collateral for the $47,440,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Quality Municipal Income Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$489,187,526	$—	$489,187,526

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $112,409,383 and $105,348,222, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$21,028,829

Aggregate unrealized (depreciation) of investment securities	(4,337,201)

Net unrealized appreciation of investment securities	$16,691,628

Cost of investments for tax purposes is $472,495,898.
Invesco Quality Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.